Right of Use Assets (Tables)	6 Months Ended
Jun. 30, 2025
Right of Use Assets [Abstract]
Schedule of Right of Use Assets
	As of
	December 31, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD
Right-Of-Use Assets, cost
As at beginning of the year/period	307,323	307,323	72,952
Add: New lease recognized	-	-	-
Less: Termination	-	(105,860)	(25,129)
As at end of the year/period	307,323	201,463	47,823

Right-Of-Use Assets, accumulated amortization
As at beginning of the year/period	82,041	137,297	32,591
Amortization of the year	55,256	26,149	6,207
Less: Termination	-	(73,311)	(17,402)
As at end of the year/period	137,297	90,135	21,396

Right-Of-Use Assets, carrying amount
As at beginning of the year/period	225,282	170,026	40,361
As at end of the year/period	170,026	111,328	26,427

Schedule of Lease Liability and Maturity of Lease
	As of
	December 31, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD
Lease Liability
As at beginning of the year/period	209,571	162,577	38,593
Add: New lease recognized	-	-	-
Add: Imputed interest	10,090	3,926	932
Less: Principal repayment	(57,084)	(27,142)	(6,443)
Termination	-	(37,340)	(8,864)
As at end of the year/period	162,577	102,021	24,218

Lease liability current portion	52,768	36,072	8,563
Lease liability non-current portion	109,809	65,949	15,655
	162,577	102,021	24,218

Maturities of Lease
Year ending December 31, 2025	52,768	-	-
Year ending December 31, 2026	57,434	-	-
Year ending December 31, 2027	25,598	-	-
Year ending December 31, 2028	7,701	-	-
Year ending December 31, 2029	8,171	-	-
After December 31, 2029	10,905	-	-
	162,577	-	-

Maturities of Lease
Period ending June 30, 2026	-	36,072	8,563
Period ending June 30, 2027	-	35,490	8,424
Period ending June 30, 2028	-	7,476	1,775
Period ending June 30, 2029	-	7,932	1,883
Period ending June 30, 2030	-	8,416	1,998
After June 30, 2030	-	6,635	1,575
	-	102,021	24,218